Cash cash equivalents and restricted cash (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Cash On Hand	¥ 41	¥ 41
Cash At Bank	2,325	87
Restricted Cash At Bank(1)	167	167
Cash, Cash Equivalents And Restricted Cash Per Consolidated Statements Of Cash Flow	¥ 2,533	¥ 295